Loans (Tables)	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Schedule of Loan Portfolio Segments and Classes

The loan portfolio segments and classes are as follows (in thousands):

	At March 31, 2016	At December 31, 2015
Real estate loans:
One-to-four-family residential	$66,715	$68,169
Commercial and multi-family	199,172	192,568
Construction and land	17,710	17,570
Home equity	7,399	6,623

Total real estate loans	290,996	284,930

Commercial loans	47,311	41,417
Consumer loans	2,412	2,726

Total loans	340,719	329,073

Deduct:
Deferred loan fees, net	(403)	(296)
Allowance for loan losses	(2,532)	(2,511)

Loans, net	$337,784	$326,266

The portfolio segments and classes of loans are as follows (in thousands):

	At December 31,
	2015	2014
Real estate loans:
One-to-four-family residential	$68,169	$51,960
Commercial real estate and multi-family	192,568	32,665
Construction and land	17,570	7,075
Home equity	6,623	645

Total real estate loans	284,930	92,345

Commercial loans	41,417	16,773
Consumer loans	2,726	1,398

Total loans	329,073	110,516

Deduct:
Deferred loan fees, net	(296)	(124)
Allowance for loan losses	(2,511)	(1,726)

Loans, net	$326,266	$108,666

Schedule of Change in Allowance for Loan Losses

An analysis of the change in the allowance for loan losses follows (in thousands):

	Real Estate Loans	Commercial Loans	Consumer Loans	Unallocated	Total
Three Months Ended March 31, 2016:
Beginning balance	$1,354	$583	$23	$551	$2,511
Provision for loan losses	—	—	—	—	—
Charge—offs	—	(11)	(2)	—	(13)
Recoveries	14	19	1	—	34

Ending balance	$1,368	$591	$22	$551	$2,532

Individually evaluated for impairment:
Recorded investment	$1,493	529	—	—	$2,022

Balance in allowance for loan losses	$37	9	—	—	$46

Collectively evaluated for impairment:
Recorded investment	$288,861	46,782	2,412	—	$338,055

Balance in allowance for loan losses	$1,331	582	22	551	$2,486

Acquired with deteriorated credit quality
Recorded Investment	$642	—	—	—	$642

Balance in allowance for loan losses	$—	—	—	—	$—

Year Ended December 31, 2015:
Beginning balance	$1,409	$308	$9	$—	$1,726
Provision (credit) for loan losses	(185)	(382)	16	551	—
Charge-offs	(1)	(9)	(4)	—	(14)
Recoveries	131	666	2	—	799

Ending balance	$1,354	$583	$23	$551	$2,511

Individually evaluated for impairment:
Recorded investment	$1,527	539	—	—	$2,066

Balance in allowance for loan losses	$39	9	—	—	$48

Collectively evaluated for impairment:
Recorded investment	$282,760	40,820	2,726	—	$326,306

Balance in allowance for loan losses	$1,315	574	23	551	$2,463

Acquired with deteriorated credit quality
Recorded Investment	$643	58	—	—	$701

Balance in allowance for loan losses	$—	—	—	—	$—

An analysis of the change in the allowance for loan losses follows (in thousands):

	Real Estate Loans	Commercial Loans	Consumer Loans	Unallocated	Total
Year Ended December 31, 2015:
Beginning balance	$1,409	$308	$9	$—	$1,726
Provision (credit) for loan losses	(185)	(382)	16	551	—
Charge-offs	(1)	(9)	(4)	—	(14)
Recoveries	131	666	2	—	799

Ending balance	$1,354	$583	$23	$551	$2,511

Individually evaluated for impairment:
Recorded investment	$1,527	539	—	—	$2,066

Balance in allowance for loan losses	$39	9	—	—	$48

Collectively evaluated for impairment:
Recorded investment	$282,760	40,820	2,726	—	$326,306

Balance in allowance for loan losses	$1,315	574	23	551	$2,463

Acquired with deteriorated credit quality
Recorded Investment	$643	58	—	—	$701

Balance in allowance for loan losses	$—	—	—	—	$—

Year Ended December 31, 2014:
Beginning balance	$1,417	$208	$10	$83	$1,718
Provision (credit) for loan losses	1,333	1,245	5	(83)	2,500
Charge-offs	(1,362)	(1,213)	(16)	—	(2,591)
Recoveries	21	68	10	—	99

Ending balance	$1,409	$308	$9	$—	$1,726

Individually evaluated for impairment:
Recorded investment	$4,028	768	—	—	$4,796

Balance in allowance for loan losses	$301	9	—	—	$310

Collectively evaluated for impairment:
Recorded investment	$88,317	16,005	1,398	—	$105,720

Balance in allowance for loan losses	$1,108	299	9	—	$1,416

Summary of Loan Credit Quality

The following summarizes the loan credit quality (in thousands):

	Real Estate Loans
	One-to	Commercial	Construction
	Four-Family	and	and	Home
	Residential	Multi Family	Land	Equity	Commercial	Consumer	Total
Credit Risk Profile by Internally Assigned Grade:
At March 31, 2016:
Grade:
Pass	$65,025	196,938	16,876	7,030	44,510	2,412	332,791
Special mention	941	748	677	—	70	—	2,436
Substandard	749	1,486	157	369	2,731	—	5,492

Total	$66,715	199,172	17,710	7,399	47,311	2,412	340,719

At December 31, 2015:
Grade:
Pass	$66,271	189,979	16,705	6,241	38,375	2,726	320,297
Special mention	972	1,066	707	382	70	—	3,197
Substandard	926	1,523	158	—	2,972	—	5,579

Total	$68,169	192,568	17,570	6,623	41,417	2,726	329,073

The following summarizes the loan credit quality (in thousands):

	Real Estate Loans
	One-to	Commercial	Construction
	Four-Family	Real Estate/	and	Home
	Residential	Multi Family	Land	Equity	Commercial	Consumer	Total
Credit Risk Profile by Internally Assigned Grade:
At December 31, 2015:
Grade:
Pass	$66,271	189,979	16,705	6,241	38,375	2,726	320,297
Special mention	972	1,066	707	382	70	—	3,197
Substandard	926	1,523	158	—	2,972	—	5,579

Total	$68,169	192,568	17,570	6,623	41,417	2,726	329,073

At December 31, 2014:
Grade:
Pass	$51,644	31,883	6,864	645	15,788	1,398	108,222
Special mention	316	413	211	—	94	—	1,034
Substandard	—	369	—	—	891	—	1,260

Total	$51,960	32,665	7,075	645	16,773	1,398	110,516

Age Analysis of Past Due Loans

Age analysis of past-due loans is as follows (in thousands):

	Accruing Loans
	30-59 Days Past Due	60-89 Days Past Due	90 Days Or Greater Past Due	Total Past Due	Current	Nonaccrual Loans	Total Loans
At March 31, 2016:
Real estate mortgage loans:
One-to-four family residential	$952	248	—	1,200	65,475	40	$66,715
Commercial Real Estate and Multifamily	498	—	—	498	197,928	746	199,172
Construction and Land	55	202	—	257	17,297	156	17,710
Home Equity	—	—	—	—	7,399	—	7,399
Commercial loans	65	96	—	161	47,150	11	47,311
Consumer loans	—	—	—	—	2,401	—	$2,412

Total	$1,570	$546	$—	$2,116	$337,650	$953	$340,719

At December 31, 2015:
Real estate mortgage loans:
One-to-four family residential	$255	13	—	268	67,861	40	$68,169
Commercial Real Estate and Multifamily	355	—	—	355	191,660	553	192,568
Construction and Land	192	—	—	192	17,220	158	17,570
Home Equity	11	—	—	11	6,612	—	6,623
Commercial loans	193	—	—	193	41,224	—	41,417
Consumer loans	—	—	—	—	2,726	—	$2,726

Total	$1,006	$13	$—	$1,019	$327,303	$751	$329,073

Age analysis of past-due loans is as follows (in thousands):

	Accruing Loans
	30-59 Days Past Due	60-89 Days Past Due	90 Days Or Greater Past Due	Total Past Due	Current	Nonaccrual Loans	Total Loans
At December 31, 2015:
Real estate mortgage loans:
One-to-four family residential	$255	13	—	268	67,861	40	$68,169
Commercial Real Estate and Multifamily	355	—	—	355	191,660	553	192,568
Construction and Land	192	—	—	192	17,220	158	17,570
Home Equity	11	—	—	11	6,612	—	6,623
Commercial loans	193	—	—	193	41,224	—	41,417
Consumer loans	—	—	—	—	2,726	—	$2,726

Total	$1,006	$13	$—	$1,019	$327,303	$751	$329,073

At December 31, 2014:
Real estate mortgage loans:
One-to-four family residential	$59	—	—	59	51,901	—	$51,960
Commercial Real Estate and Multifamily	—	—	—	—	32,541	124	32,665
Construction and Land	—	—	—	—	7,075	—	7,075
Home Equity	—	—	—	—	645	—	645
Commercial loans	167	—	—	167	15,838	768	16,773
Consumer loans	2	—	—	2	1,396	—	1,398

Total	$228	$—	$—	$228	$109,396	$892	$110,516

Summary of Impaired Loans

The following summarizes the amount of impaired loans (in thousands):

	With No Related Allowance Recorded		With an Allowance Recorded			Total
	Recorded Investment	Unpaid Principal Balance	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
March 31, 2016
Real estate mortgage loans:
One-to- four-family residential	$—	$—	$456	$456	$37	$456	$456	$37
Commercial and Multifamily	880	1,831	—	—	—	880	1,831	—
Construction and Land	157	164	—	—	—	157	164	—
Commercial loans	445	476	84	89	9	529	565	9

	$1,482	$2,471	$540	$545	$46	$2,022	$3,016	$46

December 31,2015:
Real estate mortgage loans:
One-to- four-family residential	$—	$—	$460	$460	$39	$460	$460	$39
Commercial and Multifamily	909	1,849	—	—	—	909	1,849	—
Construction and Land	158	164	—	—	—	158	164	—
Commercial loans	452	482	87	92	9	539	574	9

	$1,519	$2,495	$547	$552	$48	$2,066	$3,047	$48

The following summarizes the amount of impaired loans (in thousands):

	With No Related Allowance Recorded		With an Allowance Recorded			Total
	Recorded Investment	Unpaid Principal Balance	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
December 31,2015:
Real estate mortgage loans:
One-to four-family residential	$—	$—	$460	$460	$39	$460	$460	$39
Commercial and Multifamily	909	1,849	—	—	—	909	1,849	—
Construction and Land	158	164	—	—	—	158	164	—
Commercial loans	452	482	87	92	9	539	574	9

	$1,519	$2,495	$547	$552	$48	$2,066	$3,047	$48

December 31, 2014:
Real estate mortgage loans:
One-to four-family residential	$—	$—	$123	$140	$12	$123	$140	$12
Commercial	504	1,231	3,401	3,401	289	3,905	4,632	289
Commercial loans	664	750	104	107	9	768	857	9

	$1,168	$1,981	$3,628	$3,648	$310	$4,796	$5,629	$310

The average net investment in impaired loans and interest income recognized and received on impaired loans are as follows (in thousands):

	Average	Interest	Interest
	Recorded	Income	Income
	Investment	Recognized	Received
For the year ended December 31, 2015:
Real estate mortgage loans:
One-to four-family residential	$289	$18	$16
Commercial and Multifamily	1,317	115	135
Construction and Land	119	—	12
Commercial loans	578	28	39

	$2,303	$161	$202

For the year ended December 31, 2014:
Real estate mortgage loans:
One-to four-family residential	$1,552	$34	$66
Commercial and Multifamily	4,841	301	339
Construction and Land	102	—	2
Commercial loans	725	—	33

	$7,220	$335	$440

Summary of Troubled Debt Restructurings

The average net investment in impaired loans and interest income recognized and received on impaired loans are as follows (in thousands):

	Average	Interest	Interest
	Recorded	Income	Income
	Investment	Recognized	Received
For the three months ended March 31, 2016:
Real estate mortgage loans:
One-to- four-family residential	$458	$9	$7
Commercial and Multifamily	891	19	26
Construction and Land	157	—	2
Commercial loans	533	12	12

	$2,039	$40	$47

For the year ended December 31, 2015:
Real estate mortgage loans:
One-to- four-family residential	$289	$18	$16
Commercial and Multifamily	1,317	115	135
Construction and Land	119	—	12
Commercial loans	578	28	39

	$2,303	$161	$202

Troubled Debt Restructurings (“TDR’s”) entered into during the years ended December 31, 2015 and 2014 are as follows (dollars in thousands):

	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Troubled Debt Restructurings:
Year Ended December 31, 2015
One-to four-family residential loans - Modified interest rate and amortization	1	328	328

Year Ended December 31, 2014:
Commercial loans-Modified interest rate and amortization	6	740	116